August 25, 2003

FBR FUND FOR TAX-FREE INVESTORS, INC.
FBR Tax-Free Money Market Portfolio

SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2003

Effective September 8, 2003, Integrated Fund Services, Inc. ("Integrated") will serve as sub-Transfer Agent and sub-Administrator to FBR Tax-Free Money Market Portfolio ("Fund"), a series of the FBR Fund for Tax-Free Investors, Inc., pursuant to an agreement between FBR National Bank & Trust, the Fund's Administrator, and Integrated.

In connection with the retention of Integrated, the information provided below updates certain information set forth in the Fund's Prospectus dated May 1, 2003:

1.   All local and toll-free phone numbers in the Prospectus for contacting the Fund or its Transfer Agent are hereby replaced with:  888.888.0025.

2.   The address for investing in the Fund by mail under the heading, "How to Invest in the Fund-Invest by Mail," on page 7 of the Prospectus is hereby replaced with:

FBR Fund for Tax-Free Investors, Inc.
c/o Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio  45273-9704

3.   The wire purchase routing information under the heading, "How to Invest in the Fund-Invest By Bank Wire," on page 7 of the Prospectus is hereby replaced with:

The Bank of New York
Routing #021000018
A/C #8900512474

4.   The contact information under the heading, "How to Redeem Your Investment -Redeem By Telephone," on page 8 of the Prospectus is hereby replaced with:

Contact Shareholder Services at 888.888.0025 between the hours of 8:30 A.M. and 7:00 P.M. Eastern time.

5.   The contact information under the heading, "How to Redeem Your Investment -Redeem By Mail or Fax," on page 8 of the Prospectus is hereby replaced with:

Mail your instructions for redemption to:	Fax your instructions for redemption to:

FBR Fund for Tax-Free Investors, Inc.	513.362.8316
c/o Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, OH 45273-9704

6.   The second bullet point under the heading, "Additional Information You Should Know When You Redeem," on page 9 of the Prospectus is hereby replaced with:

If you request payment of redemptions to a third party or a commercial bank not specified on your original account application, or if the proceeds exceed $50,000, the request must be in writing and your signature must be guaranteed by an eligible institution (eligible institutions generally include banking institutions, securities exchanges, associations, agencies or broker/dealers, and "STAMP" program participants).

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

August 25, 2003

FBR FUND FOR TAX-FREE INVESTORS, INC.
FBR Maryland Tax-Free Portfolio
FBR Virginia Tax-Free Portfolio

SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2003

Effective September 8, 2003, Integrated Fund Services, Inc. ("Integrated") will serve as sub-Transfer Agent and sub-Administrator to the FBR Maryland Tax-Free Portfolio and the FBR Virginia Tax-Free Portfolio (collectively, the "Funds"), each a separate investment series of the Fund for Tax-Free Investors, pursuant to an agreement between FBR National Bank & Trust, the Fund's Administrator, and Integrated.

In connection with the retention of Integrated, the information provided below updates certain information set forth in the Funds' Prospectus dated May 1, 2003:

1.   All local and toll-free phone numbers in the Prospectus for contacting the Funds or their Transfer Agent are hereby replaced with:  888.888.0025.

2.   The address for investing in the Funds by mail under the heading, "How to Invest in the Fund-Invest by Mail," on page 9 of the Prospectus is hereby replaced with:

FBR Fund for Tax-Free Investors, Inc.
c/o Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio  45273-9704

3.   The wire purchase routing information under the heading, "How to Invest in the Fund-Invest By Bank Wire," on page 10 of the Prospectus is hereby replaced with:

The Bank of New York
Routing #021000018
A/C #8900512474

4.   The contact information under the heading, "How to Redeem Your Investment -Redeem By Telephone," on page 10 of the Prospectus is hereby replaced with:

Contact Shareholder Services at 888.888.0025 between the hours of 8:30 A.M. and 7:00 P.M. Eastern time.

5.   The contact information under the heading, "How to Redeem Your Investment -Redeem By Mail or Fax," on page 10 of the Prospectus is hereby replaced with:

Mail your instructions for redemption to:	Fax your instructions for redemption to:

FBR Maryland Tax-Free Portfolio, or FBR Virginia Tax-Free Portfolio	513.362.8316
c/o Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, OH 45273-9704

6.   The second bullet point under the heading, "Additional Information You Should Know When You Redeem," on page 11 of the Prospectus is hereby replaced with:

If you request payment of redemptions to a third party or a commercial bank not specified on your original account application, or if the proceeds exceed $50,000, the request must be in writing and your signature must be guaranteed by an eligible institution (eligible institutions generally include banking institutions, securities exchanges, associations, agencies or broker/dealers, and "STAMP" program participants).

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

August 25, 2003

FBR FUND FOR TAX-FREE INVESTORS, INC.
FBR Tax-Money Market Portfolio
FBR Maryland Tax-Free Portfolio
FBR Virginia Tax-Free Portfolio

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2003

Effective September 8, 2003, Integrated Fund Services, Inc. ("Integrated") will serve as sub-Transfer Agent and sub-Administrator to the FBR Tax-Free Money Market Portfolio, the FBR Maryland Tax-Free Portfolio and the FBR Virginia Tax-Free Portfolio (collectively, the "Funds"), each a separate investment series of the Fund for Tax-Free Investors, pursuant to an agreement between FBR National Bank & Trust, the Fund's Administrator, and Integrated.

In connection with the retention of Integrated, the information provided below updates certain information set forth in the Funds' Statement of Additional Information dated May 1, 2003:

1.   All local and toll-free phone numbers in the Statement of Additional Information for contacting the Fund or its Transfer Agent are hereby replaced with:  888.888.0025.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.